Expense Example, No Redemption - AEW Global Focused Real Estate Fund - Class C	Jun. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 193
Expense Example, No Redemption, 3 Years	680
Expense Example, No Redemption, 5 Years	1,194
Expense Example, No Redemption, 10 Years	$ 2,416